Business Combinations - Summary of Fair Value of Consideration Transferred (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Aicel Technologies
Business Acquisition Contingent Consideration [Line Items]
Fair value of common stock	$ 8,590
Fair value of contingent consideration	88
Total	$ 8,678	$ 300
Oxford Analytica
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Feb. 12, 2021
Cash			$ 3,850
Fair value of common stock			2,626
Total			$ 6,476
Fireside
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Apr. 30, 2021
Cash			$ 7,290
Fair value of seller notes			10,232
Total			$ 17,522
Timebase
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			May 07, 2021
Cash			$ 2,241
Fair value of seller notes			2,078
Total			$ 4,319
Board.org
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Jun. 03, 2021
Cash			$ 10,113
Fair value of seller notes			9,128
Total			$ 19,241
Equilibrium
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Jun. 25, 2021
Cash			$ 833
Fair value of common stock			8,271
Fair value of contributed interests			315
Total			$ 9,419
Predata
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Jun. 30, 2021
Cash			$ 1,925
Fair value of common stock			6,510
Fair value of contingent consideration			196
Total			$ 8,631
Curate
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Aug. 27, 2021
Cash			$ 1,120
Fair value of common stock			6,078
Fair value of contingent consideration			1,206
Total			$ 8,404
Forge
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Sep. 09, 2021
Cash			$ 614
Fair value of common stock			9,481
Fair value of contingent consideration			1,700
Total			$ 11,795
FrontierView
Business Acquisition Contingent Consideration [Line Items]
Acquisition date:			Nov. 19, 2021
Cash			$ 18,107
Total			18,107
2021 Acquisitions
Business Acquisition Contingent Consideration [Line Items]
Cash			46,093
Fair value of common stock			32,966
Fair value of contingent consideration			3,102
Fair value of seller notes			21,438
Fair value of contributed interests			315
Total			$ 103,914